Investments in equity accounted associates	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in equity accounted associates.
Investments in equity accounted associates

16.Investments in equity accounted associates

MX Capital Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd, a company with headquarters in Limassol, Cyprus, from Everix Investments Ltd, a Company’s shareholder, for consideration of 15,000. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Ltd (the “sellers earn-outs”). The fair value of such contingent consideration at acquisition was estimated at 2,297, based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call options allowing the Company to obtain control over 100% of the issued share capital of MX Capital Ltd in the first half of 2024 (the option shares). The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option at acquisition is 2,623 being an asset and 9,810 being liability arising from it based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected buy-out of remaining shares (see Note 4 for the details). Also, depending on the achievement of another set of KPIs by MX Capital Ltd, the Company must pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares (the “Founders earn-outs”).The fair value of Founders earn-outs at acquisition is 258 based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

The sellers earn-outs (contingent consideration) meet the definition of financial liabilities on the basis that they shall be settled in variable amounts of shares and/or cash depending on the achievement of certain targets by the relevant associates and are recognized within the line Other non-current liabilities in this consolidated statement of financial position.

The MX Capital group’s loss net of tax for the six months ended June 30, 2023 amounted to 13,575, GDEV Inc.’s share of these losses was 6,625, but was not reflected in the interim condensed consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

Castcrown Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control over 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company agreed to pay to the remaining shareholders an option premium of 1,200 (subject to the adjustment associated with the completion accounts, which related to the performance of Castcrown Ltd prior to the transaction). Following the finalization of the completion accounts, the option premium was adjusted to 515 and was paid to the remaining shareholders in February 2023.

The transaction was fully executed on March 30, 2022. The fair value of the call option at acquisition is 1,799 based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model (see Note 4 for the details).

The group’s loss net of tax for the six months ended June 30, 2023 amounted to 785. GDEV Inc.’s share of these losses was reflected in the amount of 515 in the interim condensed consolidated statement of profit or loss.

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

The carrying amount of investments in our interim condensed consolidated statement of financial position as at June 30, 2023 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Carrying amount of investment as at December 31, 2022	—	—
Additional investment in associate	—	515
Share of loss of equity-accounted associates	—	(515)
Carrying amount of investment at June 30, 2023 before impairment	—	—

Investment impairment	—	—

Carrying amount of investment as at June 30, 2023	—	—

The impairment as at December 31, 2022 occurred as a result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty, which also led to a decrease in bookings in CGU MX Capital Ltd.

The recoverable amount of the CGU was 0 as at December 31, 2022. Both fair value less cost of disposal using public peer group multiples and the value in use indicated a negative value. Value in use was determined through a discounted cash flow method (DCF).

For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 19.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group's business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/Bookings of 1.2 and EV/EBITDA of 8.6 and the cost of disposal was estimated to be insignificant. As a result of this analysis, management recognized an impairment charge of 15,881 related to the CGU MX Capital Ltd in the year ended December 31, 2022. No additional impairment was charged during the six months ended June 30, 2023.

The impairment process includes assumptions of significant importance, such as growth of revenues and free cash flows, the discount rate as a pre-tax weighted average cost of capital (WACC), the exit EV/EBITDA and EV/ Bookings multiple, the list of peer companies, and the discount to the peer multiples. The assumptions used are based on management's best judgment and were made using Level 2 inputs.

No additional impairment was charged during the six months of 2023.

Sensitivity to input parameters

Our estimates are sensitive to input parameters, particularly to change in the multiples stated above (EV/EBITDA and EV/Bookings). Below is the analysis of sensitivity to this parameter:

●	While other parameters remain constant, an increase/decrease of the EV/EBITDA multiple by 10% would not change the recoverable amount based on fair value less cost of disposal as at June 30, 2023.
●	While other parameters remain constant, an increase/decrease of the EV/Bookings multiple by 10% would not change the recoverable amount based on fair value less cost of disposal as at June 30, 2023.

16.   Investments in equity accounted associates

MX Capital Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd, a company with headquarters in Limassol, Cyprus, from Everix Investments Ltd, a Company’s shareholder, for consideration of 15,000. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Ltd (the “sellers earn-outs”). The fair value of such contingent consideration at acquisition was estimated at 2,297, based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call options allowing the Company to obtain control over 100% of the issued share capital of MX Capital Ltd in the first half of 2024 (the option shares). The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option at acquisition is 2,623 being an asset and 9,810 being liability arising from it based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected buy-out of remaining shares (see Note 4 for the details). Also, depending on the achievement of another set of KPIs by MX Capital Ltd, the Company must pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares (the “Founders earn-outs”).The fair value of Founders earn-outs at acquisition is 258 based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

The sellers earn-outs (contingent consideration) meet the definition of financial liabilities on the basis that they shall be settled in variable amounts of shares and/or cash depending on the achievement of certain targets by the relevant associates and are recognized within the line Other non-current liabilities in this consolidated statement of financial position.

The MX Capital group’s loss net of tax since the date of acquisition amounted to 18,430, GDEV Inc.’s share of these losses was reflected in the amount of 8,994 in the consolidated statement of profit or loss plus 65 of change in the indemnification asset since acquisition.

Castcrown Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control over 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027.

The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company had to pay to the remaining shareholders an option premium of 1,200 (subject to adjustment on completion accounts finalization), and an additional option premium of 515 depending on the achievement of certain targets.

The transaction was fully executed on March 30, 2022. The fair value of the call option at acquisition is 1,799 based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model (see Note 4 for the details).

The group’s loss net of tax since the date of acquisition amounted to 4,682, GDEV Inc.’s share of these losses was reflected in the amount of 1,066 in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment the investment becomes negative.

The Group recognized indemnification asset in the amounts of 58 and 105 for the tax risks of MX Capital Ltd and Castcrown Ltd respectively as such indemnification was provided in the share purchase agreements.

The Group capitalized legal expenses of 148 as part of acquisition costs.

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

The impairment occurred as a result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty, which also led to a decrease in bookings in CGU MX Capital Ltd.

The recoverable amount of the CGU was 0 as at December 31, 2022. Both fair value less cost of disposal using public peer group multiples and the value in use indicated a negative value. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 19.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group's business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/Bookings of 1.2 and EV/EBITDA of 8.6 and the cost of disposal was estimated to be insignificant. As a result of this analysis, management has recognized an impairment charge of 15,881 related to the CGU MX Capital Ltd in the current year.

The impairment process includes assumptions of significant importance, such as growth of revenues and free cash flows, the discount rate as a pre-tax weighted average cost of capital (WACC), the exit EV/EBITDA and EV/ Bookings multiple, the list of peer companies, and the discount to the peer multiples. The assumptions used are based on management's best judgment and were made using Level 2 inputs.

Sensitivity to input parameters

Our estimates are sensitive to input parameters, particularly to change in the multiples stated above (EV/EBITDA and EV/Bookings). Below is the analysis of sensitivity to this parameter:

●	While other parameters remain constant, an increase/decrease of the EV/EBITDA multiple by 10% would not change the recoverable amount based on fair value less cost of disposal as at December 31, 2022.
●	While other parameters remain constant, an increase/decrease of the EV/Bookings multiple by 10% would increase/decrease the recoverable amount based on fair value less cost of disposal as at December 31, 2022 by 785/0.

The following table summarizes the financial information of MX Capital Ltd as at December 31, 2022 and for the period from the date of acquisition until December 31, 2022 as included in its own financial statements adjusted for differences in accounting policies. The financial information for Castcrown Ltd has not been presented as the amounts are not material.

Statement of Financial Position

December 31, 2022
ASSETS
Non-current assets	13,649
Current assets	13,731
Total assets	27,380

LIABILITIES AND SHAREHOLDERS' EQUITY
Total Equity	(291)
Non-current liabilities	23,976
Current liabilities	3,695
Total liabilities	27,671
Total liabilities and shareholders' equity	27,380

Statement of Profit or Loss and Other Comprehensive Income

For the period February 1,
2022 to December 31, 2022
Revenue	2,096
Loss from operations	(17,627)
Other comprehensive income/(loss)	188
Total comprehensive loss for the period, net of tax	(18,241)